Expense Example - FidelityStrategicDividendIncomeFund-RetailPRO - FidelityStrategicDividendIncomeFund-RetailPRO - Fidelity Strategic Dividend and Income Fund - Fidelity Strategic Dividend and Income Fund
Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847